091-18319fn

For Internal Use Only
Sec File No. 9-

15000241

Submit 1 Original
and 9 Copies

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

SEC Mail Processing Section
FEB 23 2015
Washington DC
404

RECEIVED
2015 FEB 23 PM 12:28
SEC / MR

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   Chicago Stock Exchange
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Trust
3. Class of New Derivative Securities Product:
   Ownership of the Trust
4. Name of Underlying Instrument:
   ProShares UltraShort Gold Miners
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Narrow-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
   GDXS
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   Various
8. Settlement Methodology of New Derivative Securities Product:
   See Prospectus
9. Position Limits of New Derivative Securities Product (if applicable):
   See Prospectus

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Peter D. Santori

Title: Executive Vice President
Chief Compliance Officer, Chief Regulatory Officer

Telephone Number:
312-663-2402

Manual Signature of Official Responsible for Form:

Date: February 20, 2015

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	FEB 23 2015

SEC 2449 (6-01)

CHX CHICAGO STOCK EXCHANGE

RECEIVED
2015 FEB 23 PM 12:28
SEC / MR

SEC
Mail Processing
Section
FEB 23 2015
Washington DC
404

February 20, 2015

By UPS

Ms. Gayle S. Jackson
Division of Trading and Markets
Securities and Exchange Commission
100 F Street NE – Stop 7010
Washington, DC 20549

Re: Form 19b-4(e) for exchange traded product

Dear Ms. Jackson:

Pursuant to Rule 19b-4(e) of the Securities Exchange Act of 1934, I enclose for filing an original and four copies of the Form 19b-4(e) relating to the following exchange traded product:

GDXX	ProShares Ultra Gold Miners
GDXS	ProShares UltraShort Gold Miners
GDJJ	ProShares Ultra Junior Miners
GDJS	ProShares UltraShort Junior Miners

If you have any questions about this filing, please contact me at (312) 663-2402 or Michael Cardin at 312-663-2204.

Sincerely,

Peter D. Santori
Executive Vice President
Chief Compliance Officer
Chief Regulatory Officer

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	[illegible]
Public Availability:	FEB 23 2015

Enclosures